UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05802)

Exact name of registrant as specified in charter:	Putnam Pennsylvania Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2016

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments:

Putnam Pennsylvania Tax Exempt Income Fund

The fund's portfolio
8/31/15 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
CIFG — CIFG Assurance North America, Inc.
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.2%)(a)
	Rating(RAT)	Principal amount	Value

Georgia (0.5%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, 5s, 11/1/43	Aa3	$1,000,000	$1,123,760

			1,123,760
Guam (1.4%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. B-1, 5s, 1/1/37	A	750,000	811,545

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,122,130

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	450,000	498,965

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	350,000	386,799

			2,819,439
Mississippi (0.4%)

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.01s, 12/1/30	VMIG1	800,000	800,000

			800,000
Pennsylvania (89.7%)

Allegheny Cnty., G.O. Bonds, Ser. C-72, 5 1/4s, 12/1/33	AA-	2,230,000	2,551,923

Allegheny Cnty., Arpt. Auth. Rev. Bonds (Pittsburgh Intl. Arpt.), Ser. A-1, 5s, 1/1/28	A3	1,000,000	1,083,840

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 6s, 10/15/38	Baa3	945,000	1,024,607
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	500,000	540,580
(Duquesne U.), Ser. A, 5 1/2s, 3/1/31	A2	1,000,000	1,139,900
(Duquesne U.), 5s, 3/1/33	A2	1,000,000	1,072,390
(Chatham U.), Ser. A, 5s, 9/1/20	BBB	1,180,000	1,322,414
(Duquesne U. of the Holy Spirit), Ser. A, 5s, 3/1/19	A2	300,000	334,314

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds
(U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	2,000,000	2,252,120
(Children's Hosp.), NATL, 5 3/8s, 7/1/17 (Escrowed to maturity)	AA-	1,055,000	1,115,905
Ser. A, 5s, 10/15/31	Aa3	1,000,000	1,106,260

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB-	600,000	653,718

Allegheny Cnty., Sanitation Auth. Swr. Rev. Bonds, FGIC, NATL, 5s, 12/1/37	AA-	1,000,000	1,053,980

Beaver Cnty., Hosp. Auth. Rev. Bonds (Heritage Valley Hlth. Syst., Inc.), 5s, 5/15/26	A+	1,000,000	1,132,010

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20)
(FirstEnergy Generation, LLC), Ser. A, 3 1/2s, 4/1/41	Baa3	1,000,000	1,006,060
(FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	1,400,000	1,408,484

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA-	2,000,000	2,278,100

Bethel Park, School Dist. G.O. Bonds, 5.1s, 8/1/33	Aa2	1,000,000	1,124,070

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB-	250,000	285,858

Burrell, School Dist. G.O. Bonds, Ser. A, AGM
5s, 7/15/25 (Prerefunded 1/15/16)	A2	770,000	783,483
5s, 7/15/25	A2	230,000	233,673

Butler, Area School Dist. G.O. Bonds, 5 1/4s, 10/1/26	A+	1,500,000	1,678,170

Catasauqua, Area School Dist. G.O. Bonds, AGM, 5s, 2/15/26	AA	1,000,000	1,018,960

Centennial, School Dist., Bucks Cnty., G.O. Bonds, Ser. A, 5s, 12/15/37	Aa2	2,000,000	2,297,180

Chester Cnty., G.O. Bonds, 5s, 7/15/20	Aaa	285,000	333,396

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	150,000	158,975

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	1,000,000	1,026,900

Crawford Cnty., Indl. Dev. Auth. Rev. Bonds (Allegheny College), Ser. A, 6s, 11/1/31	A3	1,000,000	1,148,520

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig.), Ser. A, 5.15s, 1/1/18	BBB+/F	730,000	767,186
(Diakon Lutheran Social Ministries), 5s, 1/1/38	BBB+/F	1,350,000	1,427,220
(Diakon Lutheran Ministries), Ser. A, 5s, 1/1/36 (Prerefunded 1/1/17)	BBB+/F	1,860,000	1,963,714
(Dickinson College), 5s, 11/1/32	A+	1,000,000	1,107,590
(Diakon Lutheran Ministries), Ser. A, 5s, 1/1/27 (Prerefunded 1/1/17)	BBB+/F	750,000	791,820

Cumberland Valley, School Dist. G.O. Bonds, 5s, 11/15/26	AA-	1,100,000	1,294,678

Dallas, Area Muni. Auth. U. Rev. Bonds (Misericordia U.), 5s, 5/1/29	Baa3	1,500,000	1,617,930

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	1,500,000	1,721,220

Dauphin Cnty., Indl. Dev. Auth. Wtr. Rev. Bonds (Dauphin Cons. Wtr. Supply), Ser. A, 6.9s, 6/1/24	A-	1,000,000	1,254,150

Delaware River Joint Toll Bridge Comm. Rev. Bonds, Ser. A, NATL, 5s, 7/1/27 (Prerefunded 7/1/17)	AA-	1,000,000	1,079,090

Delaware River Port Auth. PA & NJ Rev. Bonds
Ser. D, 5s, 1/1/40	A	800,000	863,440
5s, 1/1/30	A	1,000,000	1,142,410

Downingtown, Area School Dist. G.O. Bonds, Ser. AA, 5s, 11/1/28	Aaa	1,875,000	2,112,900

Doylestown, Hosp. Auth. Rev. Bonds (Doylestown Hosp.), Ser. A, 5s, 7/1/25	Baa2	500,000	541,325

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Student Svcs., Inc. Student Hsg. at Millersville U. of PA)
5s, 7/1/34	Baa3	200,000	212,144
5s, 7/1/30	Baa3	410,000	439,577

East Stroudsburg, Area School Dist. G.O. Bonds, AGM, 5s, 9/1/27	A2	1,500,000	1,636,560

Erie, Higher Ed. Bldg. Auth. Rev. Bonds
(Gannon U.), Ser. A, 5 3/8s, 5/1/30	Baa2	1,000,000	1,075,490
(Mercyhurst College), 5.35s, 3/15/28	BBB-	1,000,000	1,070,340

Franklin Cnty., Indl. Dev. Auth. Rev. Bonds (Chambersburg Hosp.), 5 3/8s, 7/1/42	A2	2,000,000	2,172,540

Gen. Auth. of South Central Rev. Bonds (York College of PA), 5 1/2s, 11/1/31	A	750,000	862,080

Harrisburg, Wtr. Auth. Rev. Bonds, 5 1/8s, 7/15/28	BB-/P	1,000,000	1,022,790

Indiana Cnty., Indl. Dev. Auth. Rev. Bonds (Student Co-op Assn., Inc.), 5s, 5/1/33	A-	1,000,000	1,076,080

Lancaster Cnty., Hosp. Auth. Rev. Bonds
(Masonic Villages of the Grand Lodge of PA), 5s, 11/1/35	A	1,000,000	1,097,930
(Lancaster Gen. Hosp.), Ser. A, 5s, 3/15/26	Aa3	1,000,000	1,061,190

Lancaster Cnty., Hosp. Auth. VRDN (Masonic Homes), Ser. D, 0.01s, 7/1/34	A-1	1,695,000	1,695,000

Lancaster Cnty., Hosp. Auth. Hlth. Facs. Rev. Bonds (Saint Anne's Retirement Cmnty., Inc.), 5s, 4/1/27	BB+/F	1,000,000	1,033,340

Lancaster, Higher Ed. Auth. College Rev. Bonds (Franklin & Marshall College), 5s, 4/15/29	AA-	1,000,000	1,087,310

Lancaster, Indl. Dev. Auth. Rev. Bonds (Garden Spot Village Obligated Group), 5 3/8s, 5/1/28	BBB	500,000	539,815

Langhorne Manor Boro., Higher Edl. & Hlth. Auth. Rev. Bonds (Woods Svcs.), 5s, 11/15/22	A-	1,015,000	1,148,341

Lehigh Cnty., Gen. Purpose Hosp. Rev. Bonds (Lehigh Valley Hlth. Network), Ser. A, AGM, 5s, 7/1/25	AA	1,360,000	1,489,690

Luzerne Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 5 1/2s, 12/1/39	A1	1,250,000	1,404,900

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	1,000,000	1,133,460

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	A-	2,000,000	2,162,780

McKeesport, Muni. Auth. Swr. Rev. Bonds, 5 3/4s, 12/15/39	A-	1,750,000	1,950,200

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.)
5 1/8s, 1/1/37	A-	2,000,000	2,075,000
Ser. A, 5s, 1/1/32	A-	500,000	540,740

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.)
5 5/8s, 4/1/40	BBB	1,000,000	1,071,650
5 1/4s, 4/1/30	BBB	1,060,000	1,132,716

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Germantown Academy), 4s, 10/1/22	BBB+	965,000	1,017,911

Montgomery Cnty., Indl. Dev. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5s, 11/15/28	BBB+	1,250,000	1,340,213

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 6 1/4s, 11/15/29	BBB+	1,125,000	1,263,488

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5 1/4s, 7/1/42	AA-	2,250,000	2,433,218

New Wilmington, Muni. Auth. Rev. Bonds (Westminster College), Ser. GG4, Radian Insd., 5 1/8s, 5/1/33	AA	1,000,000	1,030,860

Northampton Cnty., Gen Purpose Hosp. Auth. Rev. Bonds (St. Luke's Hosp. - Bethlehem), Ser. A, 5 1/2s, 8/15/35	A3	2,000,000	2,164,840

Northampton Cnty., Gen. Purpose Auth. Rev. Bonds
(Lehigh U.), 5 1/2s, 11/15/33	Aa2	1,500,000	1,706,415
(Moravian College), 5s, 7/1/31	A-	500,000	545,495

PA Rev. Bonds (Philadelphia Biosolids Fac.), 6 1/4s, 1/1/32	Baa3	250,000	276,210

PA Cmnwlth. Fin. Auth. Rev. Bonds, Ser. B, AGO, 5s, 6/1/31	AA	1,500,000	1,645,020

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A1	1,100,000	1,242,065

PA State G.O. Bonds, Ser. 1
5s, 11/15/30	Aa3	1,500,000	1,694,775
5s, 11/15/19	Aa3	1,500,000	1,710,915

PA State Econ. Dev. Fin. Auth. Rev. Bonds
5s, 12/31/38	BBB	1,000,000	1,049,410
(Forum PL), 5s, 3/1/34	A+	2,000,000	2,162,060
(UPMC Oblig. Group), Ser. A, 5s, 2/1/34	Aa3	1,000,000	1,115,570
(Unemployment Compensation), Ser. B, 5s, 7/1/21	Aaa	1,000,000	1,090,830

PA State Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Amtrak), Ser. A, 5s, 11/1/32	A1	500,000	538,910

PA State Econ. Dev. Fin. Auth. Poll. Control Rev. Bonds (PPL Elec. Util. Corp..), 4s, 10/1/23	A2	1,000,000	1,074,560

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	850,000	858,262

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (7/1/19) (Waste Mgt., Inc.), 2 1/4s, 7/1/41	A-	750,000	760,035

PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds
(Procter & Gamble Paper), 5 3/8s, 3/1/31	AA-	1,155,000	1,396,845
(Waste Mgmt., Inc.), Ser. A, 2 5/8s, 11/1/21	A-	750,000	744,495

PA State Fin., Auth. Rev. Bonds (Penn Hills), Ser. B, AMBAC, zero %, 12/1/27	AA-/P	1,000,000	609,120

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Drexel U.), Ser. A, 5 1/8s, 5/1/36	A	1,000,000	1,087,570
(Assn. Indpt. Colleges & U. - Gwynedd-Mercy), Ser. GG5, Radian Insd., 5 1/8s, 5/1/32	AA	1,020,000	1,067,348
(Delaware Valley College of Science & Agriculture), Ser. LL1, 5s, 11/1/42	Baa3	500,000	510,830
(East Stroudsburg U.), 5s, 7/1/42	Baa3	700,000	728,546
(St. Joseph's U.), Ser. A, 5s, 11/1/40	A-	1,000,000	1,079,530
(Thomas Jefferson U.), 5s, 3/1/40	A1	1,000,000	1,073,930
(La Salle U.), 5s, 5/1/37	BBB	500,000	522,600
(Shippensburg U. Student Svcs.), 5s, 10/1/35	Baa3	250,000	259,800
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	532,665
(Temple U.), Ser. 1, 5s, 4/1/32	Aa3	500,000	556,440
(Thomas Jefferson U.), 5s, 3/1/32	A1	500,000	552,705
(Temple U.), Ser. 1, 5s, 4/1/31	Aa3	1,000,000	1,116,030
(Philadelphia U.), 5s, 6/1/30	Baa2	200,000	211,220
(U. of PA), Ser. B, U.S. Govt. Coll., 5s, 9/1/25 (Prerefunded 9/1/19)	AA+	1,150,000	1,317,521
(Philadelphia U.), 5s, 6/1/22	Baa2	330,000	349,572

PA State Hsg. Fin. Agcy. Rev. Bonds
Ser. A, 3.95s, 10/1/33	AA+	1,000,000	985,980
Ser. 15-117A, 3.95s, 10/1/30(FWC)	AA+	900,000	902,025

PA State Indl. Dev. Auth. Rev. Bonds
U.S. Govt. Coll., 5 1/2s, 7/1/23 (Prerefunded 7/1/18)	A1	1,755,000	1,978,306
U.S. Govt. Coll., 5 1/2s, 7/1/23 (Prerefunded 7/1/18)	AAA/P	245,000	276,174

PA State Pub. School Bldg. Auth. Rev. Bonds
(Northampton Cnty. Area Cmnty. College), Ser. A, BAM, 5s, 6/15/34	AA	1,220,000	1,330,361
(Delaware Cnty. Cmnty. College), AGM, 5s, 10/1/27 (Prerefunded 4/1/18)	A1	1,250,000	1,383,338
(School Dist. Philadelphia), Ser. B, AGM, 4 3/4s, 6/1/30	AA	2,000,000	2,077,020

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5s, 12/1/44	A1	500,000	549,240
(Motor License Fund), 5s, 12/1/42	A2	1,000,000	1,082,850
Ser. A, 5s, 12/1/38	A1	600,000	664,530
(Motor License Fund), Ser. A1, 5s, 12/1/38	A2	2,000,000	2,161,520
Ser. B, 5s, 12/1/22	A1	2,075,000	2,369,754
zero %, 12/1/37	A2	1,000,000	795,370
zero %, 12/1/34	A2	2,250,000	1,788,885

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds
(2003 PA Tpk.), Ser. C, NATL, 5s, 12/1/28	AA	1,290,000	1,439,821
Ser. C, zero %, 12/1/38	AA	3,000,000	1,205,790

PA State U. Rev. Bonds
5s, 3/1/35	Aa2	1,000,000	1,126,040
5s, 9/1/29	Aa2	1,400,000	1,400,000

Philadelphia, G.O. Bonds
Ser. B, AGO, U.S. Govt. Coll., 7 1/8s, 7/15/38 (Prerefunded 7/15/16)	AA	500,000	529,695
Ser. A, 5 1/4s, 7/15/27	A+	1,000,000	1,166,970
CIFG, 5s, 8/1/23 (Prerefunded 8/1/16)	A+	1,980,000	2,065,358

Philadelphia, Arpt. Rev. Bonds, Ser. D, 5 1/4s, 6/15/25	A2	1,500,000	1,689,870

Philadelphia, Auth. for Indl. Dev. Rev. Bonds
(Global Leadership Academy), 6 3/8s, 11/15/40	BBB-	945,000	989,217
(Master Charter School), 6s, 8/1/35	BBB+	1,000,000	1,088,800

Philadelphia, Gas Wks. Rev. Bonds
Ser. 9, 5 1/4s, 8/1/40	A-	1,250,000	1,378,113
5s, 8/1/33	A-	1,645,000	1,825,358

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group)
7 1/4s, 7/1/18 (In default)(NON)	D/P	2,299,601	2,875
6 5/8s, 7/1/21 (In default)(NON)	D/P	679,545	849

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. B, 0.01s, 7/1/25	VMIG1	2,015,000	2,015,000

Philadelphia, Redev. Auth. Rev. Bonds (Transformation Initiative), 5s, 4/15/26	A+	1,000,000	1,123,650

Philadelphia, School Dist. G.O. Bonds, Ser. A, 5s, 9/1/34	A1	1,000,000	1,086,870

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 5s, 7/1/40	A1	1,500,000	1,653,960

Pittsburgh, G.O. Bonds
BAM, 5s, 9/1/25	AA	1,000,000	1,186,970
Ser. B, 5s, 9/1/25	A1	1,250,000	1,448,525

Reading, G.O. Bonds, AGM, 5s, 11/1/29	Baa1	2,000,000	2,240,920

Snyder Cnty., Higher Ed. Auth. Rev. Bonds (Susquehanna U.), 5s, 1/1/38	A2	1,000,000	1,072,910

South Central, Gen. Auth. Rev. Bonds (Wellspan Hlth. Oblig. Group), 5s, 6/1/24	Aa3	310,000	371,061

State College, Area School Dist. G.O. Bonds, 5s, 3/15/40	AA	750,000	847,005

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A
6 1/2s, 1/1/38	Baa3	575,000	611,484
5s, 1/1/27	Baa3	350,000	381,063

U. of Pittsburgh of the Cmnwlth. Sys. of Higher Ed. Rev. Bonds, Ser. B, 5s, 9/15/28	Aa1	1,600,000	1,796,112

Upper Moreland Twp. School Dist. G.O. Bonds
AGO, 5s, 9/1/28	Aa2	800,000	862,040
AGO, U.S. Govt. Coll., 5s, 9/1/28 (Prerefunded 9/1/17)	Aa2	835,000	907,035

Washington Cnty., Hosp. Auth. Rev. Bonds (WA Hosp.), AMBAC, U.S. Govt. Coll., 5 1/2s, 7/1/17 (Escrowed to maturity)	Baa2	1,200,000	1,286,424

West Mifflin, Area School Dist. G.O. Bonds, AGM, 5 1/8s, 4/1/31	AA	1,500,000	1,644,405

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5s, 7/1/35	BBB-/F	500,000	520,050

West York, School Dist. G.O. Bonds, 5s, 4/1/22	AA-	1,215,000	1,419,023

Wilkes-Barre, Fin. Auth. Rev. Bonds
(U. of Scranton), 5s, 11/1/40	A-	1,000,000	1,081,010
(U. of Scranton), 5s, 11/1/35	A-	1,000,000	1,093,430
(Wilkes U.), 5s, 3/1/22	BBB	625,000	654,075

			179,037,086
Puerto Rico (2.6%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds
5 1/2s, 5/15/39	BBB-	1,760,000	1,775,682
5 3/8s, 5/15/33	BBB	630,000	637,100

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. AA, NATL, 5 1/2s, 7/1/18	AA-	65,000	66,704
Ser. AA, NATL, U.S. Govt. Coll., 5 1/2s, 7/1/18 (Escrowed to maturity)	Ca	1,435,000	1,616,728
Ser. AA-2, 5.3s, 7/1/35	CCC-	125,000	85,320

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	CCC-	750,000	288,750
Ser. C, 5 1/4s, 8/1/41	CCC-	715,000	273,488
Ser. C, 5 1/4s, 8/1/40	Caa3	500,000	316,250
Ser. A, NATL, zero %, 8/1/43	AA-	1,000,000	176,870

			5,236,892
South Carolina (0.8%)

SC State Pub. Svc. Auth. Rev. Bonds, Ser. A, 5s, 12/1/50	AA-	1,500,000	1,611,195

			1,611,195
Utah (1.0%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. A, 0.01s, 5/15/37	VMIG1	1,940,000	1,940,000

			1,940,000
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	400,000	444,424
Ser. A-1, 5s, 10/1/39	Baa2	600,000	634,608
Ser. A, 5s, 10/1/25	Baa2	450,000	500,591

			1,579,623
TOTAL INVESTMENTS

Total investments (cost $184,834,029)(b)			$194,147,995

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2015 through August 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $199,660,622.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $184,715,574, resulting in gross unrealized appreciation and depreciation of $13,582,727 and $4,150,306, respectively, or net unrealized appreciation of $9,432,421.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	20.2%
	Health care	18.8
	Local debt	15.0
	Utilities	11.6

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$194,144,271	$3,724

Totals by level	$—	$194,144,271	$3,724

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 29, 2015